Employee Benefits - Significant Actuarial Assumptions Used to Determine Present Value (Details)	Mar. 31, 2019	Mar. 31, 2018
Japan
Disclosure of defined benefit plans [line items]
Discount Rate	0.60%	0.70%
Future Salary Increases	0.20%	0.20%
Foreign
Disclosure of defined benefit plans [line items]
Discount Rate	1.70%	1.70%
Future Salary Increases	2.20%	2.70%